UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  x              Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

  January 1, 2015   to   December 31, 2015

Date of Report (Date of earliest event reported)   February 2, 2016

Commission File Number of securitizer:  None assigned

Central Index Key Number of securitizer:  0001634314

                    Green Tree Advance Receivables III LLC
 Name of Securitizer

            Timothy Ring, Phone: (651) 293-3616
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 22, 2016

GREEN TREE ADVANCE RECEIVABLES III LLC
(Securitizer)

By:	/s/ Patricia Hobbib
Name:	Patricia Hobbib
Title:	Senior Vice President and Secretary